CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Total revenue	$ 6,041,541	$ 5,480,241	$ 0	$ 19,614,935	$ 15,199,296	$ 0
Costs and expense
Costs of product and services (exclusive of depreciation and amortization)			0			0
Online operating expenses	172,879	129,770	0	489,269	1,541,789	0
Selling and marketing expenses	705,714	302,508	0	2,644,645	3,143,563	0
General and administrative expenses	4,711,692	3,871,179	130,159	13,378,166	12,364,722	823,779
Depreciation and amortization	1,716,103	1,892,665	0	5,133,947	5,228,709	0
Impairment expense	0	3,252,545	0	600,000	7,590,205	0
Total costs and expenses	9,859,144	11,897,039	0	30,031,086	37,798,776	0
Loss from operations	(3,817,603)	(6,416,798)	(130,159)	(10,416,151)	(22,599,480)	(823,779)
Other (Expense) Income
Interest income	0	0	355,338	0	0	2,474,344
Unrealized gain (loss) on marketable securities held in Trust Account	0	0	(64,985)	0	0	66,507
Other income	15,684	102,613	0	15,684	115,508	0
Interest expense	(451,553)	(564,358)	0	(518,443)	(1,877,616)	0
Foreign currency exchange income (loss)	0	113,916	0	0	(15,394)	0
Total other expense	(435,869)	(347,829)	290,353	(502,759)	(1,777,502)	2,540,851
Income before taxes	0	0	160,194	0	0	1,717,072
Provision for income taxes	0	0	(67,044)	0	0	(575,873)
Net Loss	(4,253,472)	(6,764,627)	(81,018)	(10,918,910)	(24,376,982)	(657,691)
Net loss attributable to non-controlling interest	0	(76,525)	0	0	(403,627)	0
Net loss attributable to Allied Esports Entertainment, Inc.	$ (4,253,472)	$ (6,688,102)	$ 93,150	$ (23,973,355)	$ (10,918,910)	$ 1,141,199
Basic and diluted net loss per common share	$ (0.24)	$ (0.58)	$ (0.02)	$ (0.79)	$ (2.07)	$ (0.15)
Weighted average shares outstanding, basic and diluted	18,098,797	11,602,754	3,452,106 [1]	13,791,896	11,602,754	4,361,619 [1]
In-person [Member]
Total revenue	$ 2,586,965	$ 2,202,443		$ 8,887,366	$ 6,068,081
Costs and expense
Costs of product and services (exclusive of depreciation and amortization)	1,196,572	975,254		2,901,220	3,992,607
Multiplatform Content [Member]
Total revenue	1,031,383	949,345		3,540,373	2,121,645
Costs and expense
Costs of product and services (exclusive of depreciation and amortization)	786,706	860,332		2,907,827	2,033,834
Interactive Product [Member]
Total revenue	2,423,193	2,328,453		7,187,196	7,009,570
Costs and expense
Costs of product and services (exclusive of depreciation and amortization)	$ 569,478	$ 612,786		$ 1,976,012	$ 1,903,347

[1]	Excludes an aggregate of up to 13,283,086 and 13,348,443 shares subject to redemption at December 31, 2018 and 2017, respectively.